Risk management arising from financial instruments (Tables)	9 Months Ended
Sep. 30, 2024
Risk management arising from financial instruments
Schedule of aging in respect of accounts receivable balance

Days since service delivered	September 30, 2024	December 31, 2023
0 – 90	$10,592,724	$5,954,636
91 – 180	1,279,098	1,013,083
181 – 270	487,503	379,772
270+	268,953	222,352

Total accounts receivable	$12,628,278	$7,569,843